Subsequent Events	12 Months Ended
Oct. 31, 2012
Subsequent Events

Note 20—Subsequent Events

On July 16, 2013, Quiksilver, Inc. and QS Wholesale, Inc. (the “Issuers”) issued (i) $280,000,000 aggregate principal amount of their 7.875% Senior Secured Notes due 2018 (the “Senior Secured Notes”) pursuant to the indenture (the “2018 Indenture”), dated as of July 16, 2013, by and among the Issuers, the subsidiary guarantors party thereto and Wells Fargo Bank, National Association, as trustee and as collateral agent, and (ii) $225,000,000 aggregate principal amount of their 10.000% Senior Notes due 2020 (the “Senior Notes”) pursuant to the indenture (the “2020 Indenture”), dated as of July 16, 2013, by and among the Issuers, the guarantors party thereto and Wells Fargo Bank, National Association, as trustee (together, the “Notes Offerings”).

Quiksilver, Inc. used the net proceeds from the Notes Offerings to redeem all of its outstanding 6.875% Senior Notes due April 15, 2015 (the “2015 Notes”) on August 15, 2013. On the closing date of the Notes Offerings, Quiksilver, Inc. deposited with the trustee of the 2015 Notes funds sufficient to redeem all of the 2015 Notes in order to discharge the indenture governing the 2015 Notes. Quiksilver, Inc. also used the net proceeds from the Notes Offerings to repay in full and terminate its Americas Term Loan and to pay down a portion of the outstanding amounts under its asset-based credit facility (the “ABL”).

The Senior Secured Notes are guaranteed on a senior secured basis and the Senior Notes are guaranteed on a senior unsecured basis by each of Quiksilver, Inc.’s U.S. subsidiaries (other than QS Wholesale, Inc.) that guarantees any of its debt or is an obligor under the ABL.

The Senior Secured Notes and the related guarantees are secured, subject to certain exceptions, by (1) a second-priority security interest in the current assets of the Issuers and the guarantors, together with all related general intangibles (excluding intellectual property rights) and other property related to such assets, including the proceeds thereof, which assets secure the ABL on a first-priority basis; and (2) a first-priority security interest in substantially all other property (including intellectual property rights) of the Issuers and the guarantors and a first-priority pledge of 100% of the equity interests of certain subsidiaries directly owned by the Issuers and the guarantors (but excluding equity interests of applicable foreign subsidiaries of the Issuers and the guarantors possessing more than 65% of the total combined voting power of all classes of equity interests of such applicable foreign subsidiaries entitled to vote) and the proceeds of the foregoing. The Senior Notes are not secured.

On or after February 1, 2016 and prior to the maturity date of August 1, 2018, the Issuers may redeem some or all of the Senior Secured Notes at any time at the redemption prices described in the 2018 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Before February 1, 2016, the Issuers may redeem some or all of the Senior Secured Notes at any time at a redemption price of 100% of the principal amount of the Senior Secured Notes redeemed, plus a “make-whole” premium described in the 2018 Indenture, and accrued and unpaid interest, if any, to, but excluding, the redemption date. Before February 1, 2016, the Issuers may redeem up to 35% of the aggregate principal amount of the Senior Secured Notes with the proceeds from certain equity offerings at the redemption price described in the 2018 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

On or after August 1, 2016 and prior to the maturity date of August 1, 2020, the Issuers may redeem some or all of the Senior Notes at any time at the redemption prices described in the 2020 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Before August 1, 2016, the Issuers may redeem some or all of the Senior Notes at any time at a redemption price of 100% of the principal amount of the Senior Notes redeemed, plus a “make-whole” premium described in the 2020 Indenture, and accrued and unpaid interest, if any, to, but excluding, the redemption date. Before August 1, 2016, the Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the proceeds from certain equity offerings at the redemption price described in the 2020 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

Both the 2018 Indenture and the 2020 Indenture include covenants that limit Quiksilver, Inc.’s ability to, among other things: incur additional debt; pay dividends on its capital stock or repurchase its capital stock; make certain investments; enter into certain types of transactions with affiliates; cause its restricted subsidiaries to pay dividends or make other payments to Quiksilver, Inc.; use assets as security in other transactions; and sell certain assets or merge with or into other companies. If Quiksilver, Inc. experiences a change of control (as defined in the applicable indenture), Quiksilver, Inc. will be required to offer to purchase the Senior Secured Notes and the Senior Notes at a purchase price equal to 101% of their respective principal amount, plus accrued and unpaid interest.